PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

                                                                                          Schedule of Investments
September 30, 2019

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.3%
	CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
	Banks - 0.3%
330(a)	Wells Fargo & Co., 7.5%	$502,422
	Total Banks	$502,422
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $358,185)	$502,422
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 10.5% of Net Assets
500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	$505,789
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	103,830
200,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	207,284
100,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	100,643
167,604(b)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	170,748
100,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	101,712
992(c)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.508% (1 Month USD LIBOR + 49 bps), 6/25/36	991
216,519	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	217,496
400,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	407,707
300,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	300,623
100,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	100,659
250,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	255,105
150,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	152,508
28,488(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	29,289
162,334	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	163,510
100,000(b)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	100,070
100,000(b)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813%, 4/25/29 (144A)	101,320
400,000	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	404,750
45,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.22%, 12/15/21 (144A)	45,414
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	257,600
250,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	254,319
220,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	224,605
302(c)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.318% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	301
100,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.549% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	100,141
171,291(c)	Home Partners of America Trust, Series 2018-1, Class A, 2.925% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	170,771
100,000	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	101,672
20,444	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	14,643
100,000(c)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.275% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	99,744
160,000(c)	Invitation Homes Trust, Series 2018-SFR2, Class D, 3.478% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	159,154
240,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class D, 3.675% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	239,999
540,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.025% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	540,865
248,182	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	272,192
22,455	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	23,240
500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	504,682
84,620	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	84,837
150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	152,057
479,642(b)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	506,611
134,225(c)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.018% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	135,077
250,000	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	253,871
92,920(c)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.693% (1 Month USD LIBOR + 68 bps), 1/25/36	92,846
130,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	133,403
100,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	99,989
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
130,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	$131,635
350,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	357,236
100,000	Progress Residential Trust, Series 2018-SFR2, Class D, 4.338%, 8/17/35 (144A)	103,043
110,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	113,401
190,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	197,326
300,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	307,868
100,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M3, 3.011%, 7/25/29 (144A)	100,218
50,441	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	50,992
200,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	206,136
200,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	199,302
452,848	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	457,689
97,792	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	99,798
400,000(b)	Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25%, 11/25/60 (144A)	406,680
184,687(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	185,189
550,000(b)	Towd Point Mortgage Trust, Series 2016-4, Class M1, 3.25%, 7/25/56 (144A)	549,523
325,000(b)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	332,601
765,000(b)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	759,180
350,000(b)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	334,677
765,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	773,671
500,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	512,019
780,000(b)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	799,202
715,737(b)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	733,630
500,000(b)	Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)	514,500
332,952(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	335,804
850,000(b)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	909,210
300,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)	320,877
500,000(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class A2, 3.418% (1 Month USD LIBOR + 140 bps), 5/25/58 (144A)	503,262
408,072(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	408,104
150,000(b)	Towd Point Mortgage Trust, Series 2019-MH1, Class A1, 3.0% 11/25/58 (144A)	150,955
200,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.878% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	200,010
310,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	310,677
100,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	101,719
12,933	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	12,941
191,345	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	193,148
91,343	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	91,711
163,959	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	165,674
140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	144,896
100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	100,063
	TOTAL ASSET BACKED SECURITIES
	(Cost $19,557,542)	$20,066,634
	COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5% of Net Assets
250,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$250,803
100,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	105,392
100,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	103,659
230,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	236,038
125,000(c)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.528% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	125,000
360,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	386,605
250,056(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0%, 7/25/37 (144A)	—
162,581(b)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	165,733
242,214(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.558% (1 Month USD LIBOR + 54 bps), 8/25/35	244,363
169,246(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.618% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	169,433
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
190,000(c)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.368% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	$190,338
505,000(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.868% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	506,494
180,000(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 4.768% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	180,933
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.768% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	150,305
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.718% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	150,013
350,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	380,284
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	139,404
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	279,504
100,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	100,892
120,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	134,554
140,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	149,543
339,422(b)	Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A4, 4.0%, 4/25/49 (144A)	342,528
351,749(b)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A4, 3.5%, 7/25/49 (144A)	356,544
8,780(b)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.433%, 12/25/33	8,767
250,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	272,955
250,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	268,130
150,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	156,549
125,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.721%, 9/10/58	136,360
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	227,648
300,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/24 (144A)	322,485
352,002(b)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	361,010
381,374(b)	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.5%, 1/25/66 (144A)	390,880
324,753(b)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	327,308
32,538	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	32,490
25,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	25,836
241,251	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	244,600
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	249,707
200,000(b)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.286%, 8/10/50 (144A)	213,268
50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	51,124
150,000(b)	COMM Mortgage Trust, Series 2014-CR16, Class C, 5.093%, 4/10/47	161,354
233,783(b)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.662%, 11/10/47	249,624
6,540(c)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.582% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	6,543
238,805	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	250,852
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	156,849
200,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	200,328
100,000(b)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.695%, 8/10/48	108,385
175,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	183,589
190,906	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	200,798
470,000(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.468% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	474,083
185,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.318% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	185,949
150,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.168% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	150,716
180,000(c)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M2, 4.118% (1 Month USD LIBOR + 210 bps), 6/25/39 (144A)	180,662
250,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 4.178% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	250,625
300,000(b)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.687%, 11/15/48	322,991
100,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	104,255
102,291(b)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	101,121
237,968(b)	CSMC Trust, Series 2013-IVR3, Class B4, 3.445%, 5/25/43 (144A)	234,498
263,007(b)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	255,508
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
637,367(b)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	$656,981
127,410(b)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	127,021
95,556(b)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	95,435
169,969(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.718% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	170,384
380,000(c)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.818% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	381,454
158,306(b)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	160,223
304,576(c)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 6.468% (1 Month USD LIBOR + 445 bps), 1/25/29	320,664
74,900(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.618% (1 Month USD LIBOR + 60 bps), 7/25/30	74,871
450,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 4.168% (1 Month USD LIBOR + 215 bps), 10/25/30	453,449
256,590(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.738% (1 Month USD LIBOR + 72 bps), 1/25/31	256,690
140,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.368% (1 Month USD LIBOR + 235 bps), 1/25/31	141,588
30,928	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	35,049
416,350(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.523% (1 Month USD LIBOR + 655 bps), 8/15/42	87,688
133,337	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	135,139
4,867	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	5,080
550,000	Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	578,111
175,400(b)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	176,185
98,748(b)	Flagstar Mortgage Trust, Series 2018-2, Class A6, 3.5%, 4/25/48 (144A)	99,655
146,658(b)	Flagstar Mortgage Trust, Series 2018-3INV, Class B1, 4.513%, 5/25/48 (144A)	163,229
290,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 6.268% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	312,422
310,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.318% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	313,529
300,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 4.468% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	303,212
200,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA3, Class M2, 4.068% (1 Month USD LIBOR + 205 bps), 7/25/49 (144A)	200,673
230,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.368% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	231,736
110,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.268% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	132,011
120,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 4.068% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	120,460
320,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 5.468% (1 Month USD LIBOR + 345 bps), 10/25/29	337,590
410,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 4.518% (1 Month USD LIBOR + 250 bps), 3/25/30	418,754
98,594(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.718% (1 Month USD LIBOR + 70 bps), 9/25/30	98,616
78,362(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.16%, 8/25/48 (144A)	78,948
53,849(c)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.089% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	54,705
50,100(c)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.089% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	50,717
125,000(b)	FREMF Mortgage Trust, Series 2015-K51, Class B, 4.088%, 10/25/48 (144A)	131,623
90,000(b)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	96,444
198,498(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	209,566
286,990(b)	FWDSecuritization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	288,128
30,077	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	31,556
12,733	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	12,870
1,438,680(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	99,125
215,593	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	215,687
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	211,066
266,914(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.0%, 11/25/49 (144A)	271,314
376,696(b)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)	374,271
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
200,000(b)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/59 (144A)	$198,350
250,000(c)	Home Re, Ltd., Series 2019-1, Class M1, 3.668% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	250,292
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	365,676
200,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	207,175
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	458,143
200,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	206,382
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	267,478
240,043(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	240,943
226,203(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	226,585
335,000(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.532%, 10/26/48 (144A)	345,766
328,185(b)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.837%, 12/25/48 (144A)	345,758
130,840(b)	JP Morgan Mortgage Trust, Series 2018-3, Class B1, 3.771%, 9/25/48 (144A)	136,302
134,785(b)	JP Morgan Mortgage Trust, Series 2019-2, Class A6, 4.0%, 8/25/49 (144A)	137,399
350,000(b)	JP Morgan Mortgage Trust, Series 2019-7, Class A4, 3.5%, 2/25/50 (144A)	353,691
400,000(b)	JP Morgan Mortgage Trust, Series 2019-INV2, Class A15, 3.5%, 2/25/50 (144A)	402,640
272,978(b)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	280,070
268,778(b)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	273,962
199,976(b)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A3, 3.5%, 12/25/49 (144A)	201,616
150,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	160,042
200,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	210,332
100,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (144A)	92,264
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	283,169
1,600,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.193%, 6/15/51	18,272
99,715(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + 125 bps), 12/23/36 (144A)	100,338
29,677(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + 300 bps), 9/8/39 (144A)	29,862
147,751(b)	Metlife Securitization Trust, Series 2019-1A, Class A1A, 3.75%, 4/25/58 (144A)	152,626
935,000(b)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	957,129
941,946(b)	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (144A)	964,558
199,668(b)	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)	206,950
668,888(b)	Mill City Mortgage Loan Trust, Series 2019-1, Class M2, 3.5%, 10/25/69 (144A)	684,274
126,599	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	128,628
80,000(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.291%, 3/15/48	83,279
250,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	285,434
170,954(c)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.768% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	170,446
122,608(b)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	128,640
476,143(b)	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57 (144A)	496,220
598,233(b)	New Residential Mortgage Loan Trust, Series 2019-4A, Class A1B, 3.5%, 12/25/58 (144A)	614,732
420,000(b)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	420,095
389,453(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	396,043
216,899(b)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.312%, 7/25/43 (144A)	220,652
399,493(b)	OBX Trust, Series 2019-INV2, Class A5, 4.0%, 5/27/49 (144A)	411,960
274,819(b)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	279,327
134,215(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.418% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	134,398
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
310,000(c)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.968% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	$311,311
265,171	Seasoned Loans Structured Transaction, Series 2019-1, Class A1, 3.5%, 5/25/29	278,561
600,000+	Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C, 2.75%, 9/25/29	606,855
201,649(b)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	195,671
403,298(b)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	398,573
708,800(b)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	716,479
374,622(b)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	373,681
391,541(b)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	396,280
87,668(b)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	86,435
343,566(b)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	346,652
556,075(b)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	563,597
496,638(b)	Sequoia Mortgage Trust, Series 2015-3, Class A4, 3.5%, 7/25/45 (144A)	504,898
76,430(b)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	79,342
308,363(b)	Sequoia Mortgage Trust, Series 2018-6, Class A22, 4.0%, 7/25/48 (144A)	314,422
370,942(b)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	379,571
258,000(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	268,054
400,000(b)	Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)	408,552
130,493(c)	STACR Trust, Series 2018-DNA3, Class M1, 2.768% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	130,604
370,000(c)	STACR Trust, Series 2018-DNA3, Class M2, 4.118% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)	370,844
380,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 6.218% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	401,013
220,000(c)	STACR Trust, Series 2018-HRP2, Class M3, 4.418% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	224,730
200,000(c)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.198% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	199,809
750,000(b)	Towd Point Mortgage Trust, Series 2015-4, Class A2, 3.75%, 4/25/55 (144A)	767,210
320,000(b)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	326,721
265,000(b)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	280,456
330,000(b)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	338,881
430,000(b)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	431,430
360,000(b)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	354,938
155,955(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	155,143
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	278,625
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	263,575
200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	204,114
500,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.5%, 10/25/49 (144A)	507,695
100,000(b)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.548%, 3/15/48 (144A)	100,399
150,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	158,819
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $44,063,343)	$44,881,966
	CORPORATE BONDS - 30.1% of Net Assets
	Aerospace & Defense - 0.9%
315,000	Boeing Co., 3.75%, 2/1/50	$340,210
480,000	Boeing Co., 3.9%, 5/1/49	526,977
470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	488,158
270,000	United Technologies Corp., 4.125%, 11/16/28	305,474
	Total Aerospace & Defense	$1,660,819
	Agriculture - 0.6%
435,000	Philip Morris International, Inc., 3.25%, 11/10/24	$453,297
570,000	Reynolds American, Inc., 4.45%, 6/12/25	607,934
	Total Agriculture	$1,061,231
	Airlines - 0.1%
251,432	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$259,306
	Total Airlines	$259,306
	Auto Manufacturers - 1.0%
225,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$239,191
440,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	451,734
400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	403,562
125,000	Nissan Motor Acceptance Corp., 2.15%, 7/13/20 (144A)	124,864
255,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	257,452
400,000	Volkswagen Group of America Finance LLC, 4.0%, 11/12/21 (144A)	413,388
	Total Auto Manufacturers	$1,890,191
	Banks - 6.2%
535,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$556,313
345,000(c)	Bank of New York Mellon Corp., 3.316% (3 Month USD LIBOR + 105 bps), 10/30/23	350,861
250,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	260,167
Principal Amount USD ($)		Value
	Banks - (continued)
200,000(a)(b)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	$212,700
805,000(a)(b)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	848,269
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	217,692
745,000(c)	Canadian Imperial Bank of Commerce, 2.581% (3 Month USD LIBOR + 32 bps), 2/2/21	746,403
300,000	Capital One NA, 2.15%, 9/6/22	299,706
90,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	93,796
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	260,380
400,000(a)(b)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	425,500
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	259,970
410,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	450,357
286,000(b)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	295,214
215,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	234,692
150,000	HSBC Bank Plc, 7.65%, 5/1/25	180,092
224,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	226,768
200,000(a)(b)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	208,250
591,000(a)(b)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	604,221
300,000	KeyCorp, 5.1%, 3/24/21	312,521
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	421,330
325,000	Morgan Stanley, 4.1%, 5/22/23	342,248
600,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	627,205
300,000	Nordea Bank Abp, 4.875%, 5/13/21 (144A)	310,450
435,000(a)(b)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	465,820
400,000(a)(b)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	420,840
400,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	405,394
425,000	SunTrust Bank, 2.45%, 8/1/22	428,999
495,000(b)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	495,416
250,000	UBS AG, 7.625%, 8/17/22	282,175
400,000(a)(b)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	424,800
200,000(a)(b)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	209,750
	Total Banks	$11,878,299
	Beverages - 0.6%
610,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$798,317
240,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	274,953
	Total Beverages	$1,073,270
	Biotechnology - 0.3%
200,000	Biogen, Inc., 3.625%, 9/15/22	$207,945
230,000	Biogen, Inc., 5.2%, 9/15/45	272,678
	Total Biotechnology	$480,623
	Building Materials - 0.5%
400,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	$422,816
270,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	270,971
110,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	116,261
160,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	163,200
	Total Building Materials	$973,248
	Chemicals - 0.5%
54,000	CF Industries, Inc., 4.95%, 6/1/43	$52,920
270,000	CF Industries, Inc., 5.375%, 3/15/44	271,897
195,000	Chemours Co., 7.0%, 5/15/25	183,788
149,000	Dow Chemical Co., 4.8%, 5/15/49 (144A)	164,679
25,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	25,709
188,000	Olin Corp., 5.625%, 8/1/29	195,576
	Total Chemicals	$894,569
	Commercial Services - 0.4%
200,000	BidFair MergeRight, Inc., 7.375%, 10/15/27 (144A)	$203,764
200,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	206,702
80,000	Moody's Corp., 3.25%, 6/7/21	81,608
50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	50,859
222,000	Verisk Analytics, Inc., 5.5%, 6/15/45	275,104
	Total Commercial Services	$818,037
	Distribution & Wholesale - 0.0%†
50,000	Performance Food Group, Inc., 5.5%, 10/15/27 (144A)	$52,625
	Total Distribution & Wholesale	$52,625
	Diversified Financial Services - 0.7%
260,000(c)	AIG Global Funding, 2.565% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$260,725
170,000	Capital One Financial Corp., 3.3%, 10/30/24	175,952
400,000	Capital One Financial Corp., 3.75%, 4/24/24	420,301
180,000	Capital One Financial Corp., 4.25%, 4/30/25	194,790
225,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	236,283
	Total Diversified Financial Services	$1,288,051
	Electric - 2.0%
300,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$360,237
133,000(d)	Dominion Energy, Inc., 3.071%, 8/15/24	136,239
200,000(a)(b)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	204,750
225,000	Exelon Corp., 2.85%, 6/15/20	225,941
135,000	Iberdrola International BV, 6.75%, 7/15/36	186,829
200,000	Indiana Michigan Power Co., 4.55%, 3/15/46	241,892
Principal Amount USD ($)		Value
	Electric - (continued)
23,099	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	$23,577
213,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	211,012
430,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	455,758
83,000	NRG Energy, Inc., 5.75%, 1/15/28	89,225
5,899	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	6,085
430,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	437,956
35,714	San Diego Gas & Electric Co., 1.914%, 2/1/22	35,016
335,000	Sempra Energy, 3.4%, 2/1/28	346,040
98,214	Southern California Edison Co., 1.845%, 2/1/22	96,633
295,000	Southern California Edison Co., 4.875%, 3/1/49	354,260
335,000	Southwestern Electric Power Co., 3.9%, 4/1/45	353,639
	Total Electric	$3,765,089
	Electronics - 0.6%
300,000	Amphenol Corp., 3.125%, 9/15/21	$304,809
102,000	Amphenol Corp., 3.2%, 4/1/24	105,172
259,000	Amphenol Corp., 4.35%, 6/1/29	287,213
250,000	Flex, Ltd., 4.75%, 6/15/25	269,234
260,000	Flex, Ltd., 4.875%, 6/15/29	272,931
	Total Electronics	$1,239,359
	Energy-Alternate Sources - 0.0%†
55,201	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$64,267
	Total Energy-Alternate Sources	$64,267
	Environmental Control - 0.1%
175,000	Republic Services, Inc., 2.9%, 7/1/26	$180,054
	Total Environmental Control	$180,054
	Food - 0.5%
204,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	$216,236
200,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	199,559
100,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	99,043
265,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	264,843
120,000(c)	Tyson Foods, Inc., 2.602% (3 Month USD LIBOR + 45 bps), 8/21/20	120,000
105,000(c)	Tyson Foods, Inc., 2.682% (3 Month USD LIBOR + 55 bps), 6/2/20	105,069
	Total Food	$1,004,750
	Forest Products & Paper - 0.1%
120,000	International Paper Co., 6.0%, 11/15/41	$146,445
	Total Forest Products & Paper	$146,445
	Gas - 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$113,940
196,896	Nakilat, Inc., 6.267%, 12/31/33 (144A)	237,300
	Total Gas	$351,240
	Healthcare-Products - 0.4%
141,000	Abbott Laboratories, 3.75%, 11/30/26	$153,612
124,000(c)	Becton Dickinson & Co., 2.979% (3 Month USD LIBOR + 88 bps), 12/29/20	124,041
138,000	Medtronic, Inc., 3.15%, 3/15/22	142,247
380,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	391,048
	Total Healthcare-Products	$810,948
	Healthcare-Services - 0.5%
239,000	Anthem, Inc., 3.35%, 12/1/24	$248,499
164,000	Anthem, Inc., 3.65%, 12/1/27	172,329
41,000	Anthem, Inc., 4.101%, 3/1/28	44,283
130,000	Humana, Inc., 3.95%, 3/15/27	137,976
160,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	164,200
130,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	134,335
	Total Healthcare-Services	$901,622
	Home Builders - 0.1%
135,000	Meritage Homes Corp., 6.0%, 6/1/25	$149,175
	Total Home Builders	$149,175
	Household Products & Wares - 0.2%
295,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$295,881
	Total Household Products & Wares	$295,881
	Insurance - 1.9%
90,000	AXA SA, 8.6%, 12/15/30	$130,050
32,000	CNO Financial Group, Inc., 5.25%, 5/30/25	34,394
95,000	CNO Financial Group, Inc., 5.25%, 5/30/29	104,025
100,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	115,223
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	355,385
175,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	209,057
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	963,980
500,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	511,618
200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	206,711
325,000	New York Life Global Funding, 2.875%, 4/10/24 (144A)	335,143
245,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	287,803
77,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	84,137
145,000	Protective Life Corp., 7.375%, 10/15/19	145,263
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	38,429
Principal Amount USD ($)		Value
	Insurance - (continued)
85,000	Willis North America, Inc., 2.95%, 9/15/29	$83,660
	Total Insurance	$3,604,878
	Internet - 0.7%
260,000	Booking Holdings, Inc., 3.55%, 3/15/28	$278,706
50,000	Booking Holdings, Inc., 3.6%, 6/1/26	53,460
300,000	Booking Holdings, Inc., 3.65%, 3/15/25	319,764
265,000	Expedia Group, Inc., 3.25%, 2/15/30 (144A)	264,244
175,000	Expedia Group, Inc., 4.5%, 8/15/24	189,756
185,000	Expedia Group, Inc., 5.0%, 2/15/26	207,824
	Total Internet	$1,313,754
	Iron/Steel - 0.1%
175,000	Commercial Metals Co., 5.75%, 4/15/26	$179,375
	Total Iron/Steel	$179,375
	Machinery-Construction & Mining - 0.2%
310,000	Caterpillar Financial Services Corp., 1.9%, 9/6/22	$309,487
	Total Machinery-Construction & Mining	$309,487
	Media - 0.2%
270,000	Comcast Corp., 4.15%, 10/15/28	$302,866
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	109,315
	Total Media	$412,181
	Mining - 0.4%
200,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	$212,325
200,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	215,677
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	217,217
125,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	112,625
	Total Mining	$757,844
	Miscellaneous Manufacturers - 0.2%
120,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$122,550
250,000	General Electric Co., 5.3%, 2/11/21	258,302
	Total Miscellaneous Manufacturers	$380,852
	Multi-National - 0.3%
370,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$390,720
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	200,000
	Total Multi-National	$590,720
	Oil & Gas - 1.4%
50,000	Apache Corp., 4.25%, 1/15/30	$50,831
435,000	Apache Corp., 4.375%, 10/15/28	445,473
225,000	BP Capital Markets Plc, 3.062%, 3/17/22	230,307
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	213,744
480,000	EQT Corp., 3.9%, 10/1/27	416,079
42,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	42,363
145,000	Newfield Exploration Co., 5.625%, 7/1/24	159,955
425,000	Noble Energy, Inc., 5.25%, 11/15/43	473,369
93,000	Occidental Petroleum Corp., 3.2%, 8/15/26	93,833
26,000	Occidental Petroleum Corp., 4.4%, 8/15/49	26,726
200,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	200,124
312,000	Valero Energy Corp., 6.625%, 6/15/37	403,717
	Total Oil & Gas	$2,756,521
	Pharmaceuticals - 1.3%
455,000	AbbVie, Inc., 4.875%, 11/14/48	$501,973
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	213,671
338,000	Bristol-Myers Squibb Co., 2.9%, 7/26/24 (144A)	348,459
444,000	Cardinal Health, Inc., 3.079%, 6/15/24	449,456
215,000	Cigna Corp., 4.375%, 10/15/28	234,925
28,040	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	29,847
81,952	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	93,569
47,110	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	54,798
132,886	CVS Pass-Through Trust, 6.036%, 12/10/28	149,484
110,655	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	141,722
200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	205,032
213,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	149,079
	Total Pharmaceuticals	$2,572,015
	Pipelines - 3.7%
65,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	$66,544
205,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	212,688
45,000	DCP Midstream Operating LP, 3.875%, 3/15/23	45,506
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	181,050
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	93,500
136,000	Enable Midstream Partners LP, 4.4%, 3/15/27	136,280
479,000	Enable Midstream Partners LP, 4.95%, 5/15/28	497,480
360,000	Enbridge, Inc., 3.7%, 7/15/27	382,010
43,000	Energy Transfer Operating LP, 5.5%, 6/1/27	48,646
140,000	Energy Transfer Operating LP, 6.0%, 6/15/48	165,402
40,000	Energy Transfer Operating LP, 6.125%, 12/15/45	46,928
125,000	Energy Transfer Operating LP, 6.5%, 2/1/42	149,935
20,000	EnLink Midstream LLC, 5.375%, 6/1/29	19,100
Principal Amount USD ($)		Value
	Pipelines - (continued)
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	$228,200
55,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	44,963
121,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	122,152
513,000	Kinder Morgan, Inc., 5.05%, 2/15/46	568,950
163,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	179,070
192,000(c)	MPLX LP, 3.002% (3 Month USD LIBOR + 90 bps), 9/9/21	192,637
340,000	MPLX LP, 4.25%, 12/1/27 (144A)	359,717
110,000	MPLX LP, 4.875%, 12/1/24	120,750
175,000	MPLX LP, 4.875%, 6/1/25	192,518
205,000	MPLX LP, 5.5%, 2/15/49	237,742
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	467,966
375,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	413,482
224,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	240,342
422,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	460,447
25,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	28,540
91,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	92,028
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	311,953
586,000	Williams Cos., Inc., 5.75%, 6/24/44	676,243
89,000	Williams Cos., Inc., 7.75%, 6/15/31	117,990
	Total Pipelines	$7,100,759
	Real Estate - 0.1%
250,000(a)(b)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$250,312
	Total Real Estate	$250,312
	REITS - 1.6%
90,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$94,217
7,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	7,391
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	26,765
43,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	46,888
160,000	Duke Realty LP, 3.625%, 4/15/23	166,469
260,000	Duke Realty LP, 3.75%, 12/1/24	276,119
100,000	Essex Portfolio LP, 3.375%, 4/15/26	104,494
360,000	Essex Portfolio LP, 3.5%, 4/1/25	376,444
205,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	211,294
200,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	209,375
50,000	Highwoods Realty LP, 3.2%, 6/15/21	50,626
290,000	Highwoods Realty LP, 3.625%, 1/15/23	300,222
105,000	Highwoods Realty LP, 4.125%, 3/15/28	111,839
150,000	iStar, Inc., 4.75%, 10/1/24	152,637
212,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	218,360
50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	50,169
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	244,682
75,000	UDR, Inc., 2.95%, 9/1/26	76,260
201,000	UDR, Inc., 4.0%, 10/1/25	217,340
180,000	UDR, Inc., 4.4%, 1/26/29	202,677
	Total REITS	$3,144,268
	Retail - 0.1%
110,000	AutoZone, Inc., 2.5%, 4/15/21	$110,437
	Total Retail	$110,437
	Semiconductors - 0.1%
149,000	Broadcom, Inc., 3.625%, 10/15/24 (144A)	$151,495
116,000	Broadcom, Inc., 4.25%, 4/15/26 (144A)	119,817
	Total Semiconductors	$271,312
	Software - 0.4%
194,000	Fiserv, Inc., 3.8%, 10/1/23	$205,302
375,000	Oracle Corp., 2.5%, 5/15/22	379,570
190,000	salesforce.com, Inc., 3.7%, 4/11/28	208,544
	Total Software	$793,416
	Telecommunications - 0.2%
182,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$150,150
95,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	95,860
174,000	Level 3 Financing, Inc., 5.375%, 1/15/24	177,454
	Total Telecommunications	$423,464
	Transportation - 0.3%
575,000	Union Pacific Corp., 3.375%, 2/1/35	$593,642
	Total Transportation	$593,642
	Trucking & Leasing - 0.3%
221,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)	$222,743
170,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	173,504
156,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	166,003
	Total Trucking & Leasing	$562,250
	Water - 0.1%
110,000	Aqua America, Inc., 3.566%, 5/1/29	$117,117
	Total Water	$117,117
	TOTAL CORPORATE BONDS
	(Cost $54,669,825)	$57,483,703
Principal Amount USD ($)		Value
	FOREIGN GOVERNMENT BOND - 0.3% of Net Assets
	Mexico - 0.3%
475,000	Mexico Government International Bond, 4.6%, 2/10/48	$507,661
	Total Mexico	$507,661
	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $437,513)	$507,661
Face Amount USD ($)		Value
	INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets(f)
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
50,000+(g)(h)	Lorenz Re 2018, 7/1/21	$10,495
25,723+(g)(h)	Lorenz Re 2019, 6/30/22	27,375
	Total Reinsurance Sidecars	$37,870
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $50,000)	$37,870
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.2% of Net Assets(i)
	Municipal General - 0.0%†
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$54,882
	Total Municipal General	$54,882
	Municipal Higher Education - 0.2%
10,000	Amherst College, 3.794%, 11/1/42	$10,992
210,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	306,510
	Total Municipal Higher Education	$317,502
	Municipal Transportation - 0.0%†
10,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$12,694
	Total Municipal Transportation	$12,694
	TOTAL MUNICIPAL BONDS
	(Cost $364,264)	$385,078
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.6% of Net Assets*(c)
	Automobile - 0.1%
76,529	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.322% (LIBOR + 225 bps), 4/6/24	$75,148
40,760	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.85% (LIBOR + 275 bps), 11/8/23	34,901
68,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.06% (LIBOR + 200 bps), 3/3/25	67,370
	Total Automobile	$177,419
	Automotive - 0.0%†
75,096	TI Group Automotive Systems LLC, Initial US Term Loan, 4.544% (LIBOR + 250 bps), 6/30/22	$74,755
	Total Automotive	$74,755
	Beverage, Food & Tobacco - 0.1%
176,826	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 4.544% (LIBOR + 250 bps), 5/1/26	$177,913
	Total Beverage, Food & Tobacco	$177,913
	Broadcasting & Entertainment - 0.1%
118,177	Sinclair Television Group, Inc., Tranche B Term Loan, 4.3% (LIBOR + 225 bps), 1/3/24	$118,730
	Total Broadcasting & Entertainment	$118,730
	Chemicals - 0.0%†
89,209	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.817% (LIBOR + 275 bps), 9/23/24	$89,309
	Total Chemicals	$89,309
	Chemicals, Plastics & Rubber - 0.1%
197,000	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 3.854% (LIBOR + 175 bps), 6/1/24	$197,385
	Total Chemicals, Plastics & Rubber	$197,385
	Computers & Electronics - 0.1%
51,516	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.354% (LIBOR + 425 bps), 6/26/25	$47,395
143,723	Microchip Technology, Inc., Initial Term Loan, 4.05% (LIBOR + 200 bps), 5/29/25	144,620
	Total Computers & Electronics	$192,015
	Diversified & Conglomerate Service - 0.3%
96,746	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.794% (LIBOR + 175 bps), 11/7/23	$97,109
78,299	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.544% (LIBOR + 250 bps), 3/1/24	78,024
118,186	Constellis Holdings LLC, First Lien Term B Loan, 7.256% (LIBOR + 500 bps), 4/21/24	70,912
123,131	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.794% (LIBOR + 275 bps), 2/2/25	123,256
97,500	Team Health Holdings, Inc., Initial Term Loan, 4.794% (LIBOR + 275 bps), 2/6/24	80,762
185,156	West Corp., Incremental Term B-1 Loan, 5.544% (LIBOR + 350 bps), 10/10/24	164,403
	Total Diversified & Conglomerate Service	$614,466
	Electric & Electrical - 0.1%
67,172	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 4.05% (LIBOR + 200 bps), 9/19/25	$67,592
41,148	Rackspace Hosting, Inc., First Lien Term B Loan, 5.287% (LIBOR + 300 bps), 11/3/23	37,830
	Total Electric & Electrical	$105,422
Principal Amount USD ($)		Value
	Electronics - 0.3%
62,984	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.55% (LIBOR + 250 bps), 7/2/21	$62,807
173,923	Scientific Games International, Inc., Initial Term B-5 Loan, 4.876% (LIBOR + 275 bps), 8/14/24	172,711
69,316	Verint Systems, Inc., Refinancing Term Loan, 4.147% (LIBOR + 200 bps), 6/28/24	69,707
174,118	Western Digital Corp., US Term B-4 Loan, 3.862% (LIBOR + 175 bps), 4/29/23	174,024
	Total Electronics	$479,249
	Environmental Services - 0.1%
246,943	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.044% (LIBOR + 300 bps), 5/30/25	$245,091
	Total Environmental Services	$245,091
	Financial Services - 0.1%
139,159	RPI Finance Trust, Initial Term Loan B-6, 4.044% (LIBOR + 200 bps), 3/27/23	$140,018
	Total Financial Services	$140,018
	Healthcare & Pharmaceuticals - 0.2%
122,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.544% (LIBOR + 350 bps), 9/26/24	$113,734
172,355	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.313% (LIBOR + 425 bps), 4/29/24	157,188
72,351	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.813% (LIBOR + 375 bps), 7/2/25	72,848
57,243	HCA, Inc., Tranche B-11 Term Loan, 3.794% (LIBOR + 175 bps), 3/17/23	57,489
	Total Healthcare & Pharmaceuticals	$401,259
	Healthcare, Education & Childcare - 0.1%
217,933	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.854% (LIBOR + 375 bps), 2/21/25	$217,987
	Total Healthcare, Education & Childcare	$217,987
	Hotel, Gaming & Leisure - 0.1%
175,005	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.294% (LIBOR + 225 bps), 2/16/24	$175,788
	Total Hotel, Gaming & Leisure	$175,788
	Insurance - 0.1%
133,093	Asurion LLC (fka Asurion Corp.), New Term B7 Loan, 5.044% (LIBOR + 300 bps), 11/3/24	$133,676
90,962	Confie Seguros Holding II Co., Term B Loan, 6.794% (LIBOR + 475 bps), 4/19/22	86,755
	Total Insurance	$220,431
	Leasing - 0.1%
94,158	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.794% (LIBOR + 175 bps), 1/15/25	$94,625
187,150	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First LienTranche B-1 Term Loan, 5.895% (LIBOR + 375 bps), 9/11/23	186,292
	Total Leasing	$280,917
	Personal, Food & Miscellaneous Services - 0.1%
126,344	Revlon Consumer Products Corp., Initial Term B Loan, 5.624% (LIBOR + 350 bps), 9/7/23	$97,245
	Total Personal, Food & Miscellaneous Services	$97,245
	Telecommunications - 0.4%
124,053	CenturyLink, Inc., Initial Term B Loan, 4.794% (LIBOR + 275 bps), 1/31/25	$123,368
73,619	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.044% (LIBOR + 200 bps), 2/15/24	73,828
100,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.294% (LIBOR + 225 bps), 2/22/24	100,292
246,875	SBA Senior Finance II LLC, Initial Term Loan, 4.05% (LIBOR + 200 bps), 4/11/25	247,319
220,606	Sprint Communications, Inc., Initial Term Loan, 4.563% (LIBOR + 250 bps), 2/2/24	219,282
	Total Telecommunications	$764,089
	Utilities - 0.1%
27,089	Eastern Power LLC (Eastern Convert Mindo LLC) (aka TPF II LC LLC), Term Loan, 5.794% (LIBOR + 375 bps), 10/2/23	$27,215
223,093	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.044% (LIBOR + 200 bps), 8/4/23	224,069
	Total Utilities	$251,284
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $5,161,215)	$5,020,772
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.8% of Net Assets
20,909	Fannie Mae, 2.5%, 7/1/30	$21,156
21,755	Fannie Mae, 2.5%, 7/1/30	22,024
38,280	Fannie Mae, 2.5%, 7/1/30	38,779
14,979	Fannie Mae, 2.5%, 2/1/43	14,966
64,219	Fannie Mae, 2.5%, 2/1/43	64,165
13,647	Fannie Mae, 2.5%, 3/1/43	13,636
13,650	Fannie Mae, 2.5%, 8/1/43	13,638
13,608	Fannie Mae, 2.5%, 4/1/45	13,596
16,496	Fannie Mae, 2.5%, 4/1/45	16,482
18,877	Fannie Mae, 2.5%, 4/1/45	18,861
32,413	Fannie Mae, 2.5%, 4/1/45	32,385
36,253	Fannie Mae, 2.5%, 4/1/45	36,223
50,370	Fannie Mae, 2.5%, 4/1/45	50,327
63,187	Fannie Mae, 2.5%, 4/1/45	63,133
63,201	Fannie Mae, 2.5%, 8/1/45	63,147
19,690	Fannie Mae, 3.0%, 3/1/29	20,245
69,255	Fannie Mae, 3.0%, 10/1/30	71,274
37,386	Fannie Mae, 3.0%, 8/1/42	38,549
319,790	Fannie Mae, 3.0%, 8/1/42	329,538
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
79,884	Fannie Mae, 3.0%, 9/1/42	$82,319
154,177	Fannie Mae, 3.0%, 11/1/42	158,876
22,750	Fannie Mae, 3.0%, 12/1/42	23,444
69,071	Fannie Mae, 3.0%, 12/1/42	71,176
54,613	Fannie Mae, 3.0%, 2/1/43	56,278
62,442	Fannie Mae, 3.0%, 2/1/43	64,346
64,457	Fannie Mae, 3.0%, 3/1/43	66,421
77,208	Fannie Mae, 3.0%, 4/1/43	79,554
13,124	Fannie Mae, 3.0%, 5/1/43	13,524
17,156	Fannie Mae, 3.0%, 5/1/43	17,667
62,087	Fannie Mae, 3.0%, 5/1/43	64,019
218,181	Fannie Mae, 3.0%, 5/1/43	224,825
35,834	Fannie Mae, 3.0%, 8/1/43	36,901
31,407	Fannie Mae, 3.0%, 9/1/43	32,353
28,718	Fannie Mae, 3.0%, 3/1/45	29,539
34,998	Fannie Mae, 3.0%, 4/1/45	35,999
164,186	Fannie Mae, 3.0%, 6/1/45	169,288
16,994	Fannie Mae, 3.0%, 5/1/46	17,491
83,127	Fannie Mae, 3.0%, 5/1/46	86,021
124,497	Fannie Mae, 3.0%, 9/1/46	127,521
227,448	Fannie Mae, 3.0%, 10/1/46	232,974
226,898	Fannie Mae, 3.0%, 11/1/46	232,411
234,252	Fannie Mae, 3.0%, 1/1/47	242,406
83,292	Fannie Mae, 3.0%, 3/1/47	85,315
24,098	Fannie Mae, 3.5%, 11/1/40	25,308
9,964	Fannie Mae, 3.5%, 10/1/41	10,509
121,459	Fannie Mae, 3.5%, 6/1/42	127,565
68,399	Fannie Mae, 3.5%, 7/1/42	71,848
46,482	Fannie Mae, 3.5%, 8/1/42	48,822
65,099	Fannie Mae, 3.5%, 8/1/42	68,381
150,815	Fannie Mae, 3.5%, 5/1/44	156,062
62,799	Fannie Mae, 3.5%, 12/1/44	65,710
168,774	Fannie Mae, 3.5%, 2/1/45	178,153
259,606	Fannie Mae, 3.5%, 2/1/45	274,754
343,710	Fannie Mae, 3.5%, 2/1/45	358,086
184,365	Fannie Mae, 3.5%, 6/1/45	192,158
41,591	Fannie Mae, 3.5%, 8/1/45	43,325
57,413	Fannie Mae, 3.5%, 8/1/45	59,797
190,686	Fannie Mae, 3.5%, 8/1/45	202,873
50,142	Fannie Mae, 3.5%, 9/1/45	53,069
123,153	Fannie Mae, 3.5%, 9/1/45	128,294
176,663	Fannie Mae, 3.5%, 9/1/45	183,606
33,997	Fannie Mae, 3.5%, 10/1/45	35,431
270,390	Fannie Mae, 3.5%, 11/1/45	287,672
58,965	Fannie Mae, 3.5%, 12/1/45	61,359
151,843	Fannie Mae, 3.5%, 12/1/45	158,165
162,674	Fannie Mae, 3.5%, 12/1/45	169,272
127,526	Fannie Mae, 3.5%, 1/1/46	132,812
171,872	Fannie Mae, 3.5%, 1/1/46	179,012
15,376	Fannie Mae, 3.5%, 2/1/46	16,012
118,478	Fannie Mae, 3.5%, 2/1/46	123,392
50,403	Fannie Mae, 3.5%, 3/1/46	52,459
103,240	Fannie Mae, 3.5%, 4/1/46	107,433
54,609	Fannie Mae, 3.5%, 5/1/46	57,491
149,992	Fannie Mae, 3.5%, 7/1/46	155,702
220,234	Fannie Mae, 3.5%, 9/1/46	228,970
16,981	Fannie Mae, 3.5%, 10/1/46	17,701
30,483	Fannie Mae, 3.5%, 10/1/46	31,604
138,662	Fannie Mae, 3.5%, 12/1/46	143,713
68,821	Fannie Mae, 3.5%, 1/1/47	71,297
158,430	Fannie Mae, 3.5%, 1/1/47	164,187
187,483	Fannie Mae, 3.5%, 1/1/47	197,372
314,546	Fannie Mae, 3.5%, 1/1/47	327,863
306,188	Fannie Mae, 3.5%, 2/1/47	317,415
229,762	Fannie Mae, 3.5%, 5/1/47	238,001
246,463	Fannie Mae, 3.5%, 5/1/47	254,798
578,410	Fannie Mae, 3.5%, 5/1/47	598,641
79,050	Fannie Mae, 3.5%, 7/1/47	81,807
257,316	Fannie Mae, 3.5%, 7/1/47	265,771
373,841	Fannie Mae, 3.5%, 7/1/47	386,858
42,433	Fannie Mae, 3.5%, 8/1/47	43,797
600,127	Fannie Mae, 3.5%, 8/1/47	620,107
98,610	Fannie Mae, 3.5%, 11/1/47	101,954
247,258	Fannie Mae, 3.5%, 12/1/47	255,192
408,789	Fannie Mae, 3.5%, 12/1/47	422,016
473,570	Fannie Mae, 3.5%, 12/1/47	489,740
128,938	Fannie Mae, 3.5%, 1/1/48	133,138
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
94,110	Fannie Mae, 3.5%, 2/1/48	$97,195
210,763	Fannie Mae, 3.5%, 9/1/49	223,261
187,829	Fannie Mae, 4.0%, 10/1/40	202,609
24,498	Fannie Mae, 4.0%, 12/1/40	26,426
5,401	Fannie Mae, 4.0%, 11/1/41	5,769
8,172	Fannie Mae, 4.0%, 12/1/41	8,729
4,231	Fannie Mae, 4.0%, 1/1/42	4,520
55,431	Fannie Mae, 4.0%, 1/1/42	59,221
187,137	Fannie Mae, 4.0%, 1/1/42	199,894
51,716	Fannie Mae, 4.0%, 2/1/42	55,373
54,362	Fannie Mae, 4.0%, 4/1/42	58,077
138,990	Fannie Mae, 4.0%, 5/1/42	148,480
139,668	Fannie Mae, 4.0%, 7/1/42	149,236
404,668	Fannie Mae, 4.0%, 8/1/42	432,300
117,179	Fannie Mae, 4.0%, 8/1/43	124,728
189,749	Fannie Mae, 4.0%, 8/1/43	201,955
119,414	Fannie Mae, 4.0%, 9/1/43	127,227
123,806	Fannie Mae, 4.0%, 9/1/43	131,823
96,985	Fannie Mae, 4.0%, 11/1/43	103,832
210,300	Fannie Mae, 4.0%, 12/1/43	223,022
7,056	Fannie Mae, 4.0%, 7/1/44	7,455
26,706	Fannie Mae, 4.0%, 7/1/44	28,218
66,241	Fannie Mae, 4.0%, 8/1/44	70,110
121,690	Fannie Mae, 4.0%, 8/1/44	128,786
42,929	Fannie Mae, 4.0%, 10/1/44	45,358
110,720	Fannie Mae, 4.0%, 3/1/45	116,871
33,973	Fannie Mae, 4.0%, 10/1/45	35,839
91,942	Fannie Mae, 4.0%, 10/1/45	96,959
168,564	Fannie Mae, 4.0%, 10/1/45	178,179
36,388	Fannie Mae, 4.0%, 11/1/45	38,214
73,352	Fannie Mae, 4.0%, 11/1/45	77,350
158,710	Fannie Mae, 4.0%, 12/1/45	167,419
51,488	Fannie Mae, 4.0%, 1/1/46	54,276
131,845	Fannie Mae, 4.0%, 2/1/46	139,301
31,070	Fannie Mae, 4.0%, 4/1/46	32,770
123,045	Fannie Mae, 4.0%, 6/1/46	129,491
125,681	Fannie Mae, 4.0%, 7/1/46	132,181
215,543	Fannie Mae, 4.0%, 7/1/46	226,751
120,643	Fannie Mae, 4.0%, 8/1/46	126,797
47,769	Fannie Mae, 4.0%, 11/1/46	50,292
48,643	Fannie Mae, 4.0%, 11/1/46	51,044
525,781	Fannie Mae, 4.0%, 1/1/47	552,620
93,419	Fannie Mae, 4.0%, 4/1/47	97,963
97,534	Fannie Mae, 4.0%, 4/1/47	102,949
148,358	Fannie Mae, 4.0%, 4/1/47	156,581
21,927	Fannie Mae, 4.0%, 6/1/47	23,145
53,475	Fannie Mae, 4.0%, 6/1/47	56,457
91,878	Fannie Mae, 4.0%, 6/1/47	96,349
140,360	Fannie Mae, 4.0%, 6/1/47	147,177
274,396	Fannie Mae, 4.0%, 6/1/47	287,522
84,124	Fannie Mae, 4.0%, 7/1/47	88,138
87,419	Fannie Mae, 4.0%, 7/1/47	92,271
87,235	Fannie Mae, 4.0%, 8/1/47	91,437
163,228	Fannie Mae, 4.0%, 8/1/47	170,986
215,255	Fannie Mae, 4.0%, 12/1/47	225,154
274,083	Fannie Mae, 4.0%, 4/1/48	286,225
210,690	Fannie Mae, 4.0%, 8/1/48	219,886
234,513	Fannie Mae, 4.0%, 8/1/48	244,481
56,768	Fannie Mae, 4.0%, 9/1/49	59,084
203,339	Fannie Mae, 4.5%, 8/1/40	220,010
34,357	Fannie Mae, 4.5%, 11/1/40	37,123
4,044	Fannie Mae, 4.5%, 4/1/41	4,382
95,690	Fannie Mae, 4.5%, 5/1/41	104,339
241,864	Fannie Mae, 4.5%, 5/1/41	262,058
273,336	Fannie Mae, 4.5%, 5/1/41	296,130
17,426	Fannie Mae, 4.5%, 12/1/41	18,346
56,980	Fannie Mae, 4.5%, 11/1/43	61,342
72,169	Fannie Mae, 4.5%, 2/1/44	77,578
87,685	Fannie Mae, 4.5%, 2/1/44	94,362
598,381	Fannie Mae, 4.5%, 6/1/44	648,362
183,521	Fannie Mae, 4.5%, 8/1/44	197,267
138,747	Fannie Mae, 4.5%, 5/1/46	148,071
92,273	Fannie Mae, 4.5%, 2/1/47	97,620
5,204	Fannie Mae, 5.0%, 10/1/20	5,368
73,174	Fannie Mae, 5.0%, 5/1/31	78,372
6,035	Fannie Mae, 5.0%, 6/1/40	6,669
3,448	Fannie Mae, 5.0%, 7/1/40	3,809
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
6,962	Fannie Mae, 5.5%, 9/1/33	$7,815
6,076	Fannie Mae, 5.5%, 12/1/34	6,820
22,127	Fannie Mae, 5.5%, 10/1/35	24,881
4,387	Fannie Mae, 6.0%, 9/1/29	4,930
1,427	Fannie Mae, 6.0%, 10/1/32	1,604
2,611	Fannie Mae, 6.0%, 11/1/32	2,887
13,518	Fannie Mae, 6.0%, 11/1/32	14,945
8,278	Fannie Mae, 6.0%, 4/1/33	9,313
4,297	Fannie Mae, 6.0%, 5/1/33	4,750
9,477	Fannie Mae, 6.0%, 6/1/33	10,468
14,811	Fannie Mae, 6.0%, 7/1/34	16,690
2,451	Fannie Mae, 6.0%, 9/1/34	2,727
1,761	Fannie Mae, 6.0%, 7/1/38	1,977
439	Fannie Mae, 6.5%, 7/1/21	489
895	Fannie Mae, 6.5%, 4/1/29	997
2,099	Fannie Mae, 6.5%, 1/1/32	2,339
1,340	Fannie Mae, 6.5%, 2/1/32	1,510
2,337	Fannie Mae, 6.5%, 3/1/32	2,604
2,869	Fannie Mae, 6.5%, 4/1/32	3,196
1,208	Fannie Mae, 6.5%, 8/1/32	1,346
2,585	Fannie Mae, 6.5%, 8/1/32	2,949
19,764	Fannie Mae, 6.5%, 7/1/34	22,216
716	Fannie Mae, 7.0%, 11/1/29	717
1,225	Fannie Mae, 7.0%, 9/1/30	1,227
383	Fannie Mae, 7.0%, 7/1/31	390
1,796	Fannie Mae, 7.0%, 1/1/32	2,111
665	Fannie Mae, 7.5%, 2/1/31	780
3,612	Fannie Mae, 8.0%, 10/1/30	4,278
47,105	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	48,401
19,714	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	20,338
25,261	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	26,045
153,060	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	157,812
34,294	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	35,380
54,204	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	55,920
81,332	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	83,908
52,095	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	53,712
149,492	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	154,209
51,873	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	53,465
32,441	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	33,307
29,985	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	30,728
114,105	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	117,435
104,474	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	107,070
38,358	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	39,477
60,013	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	61,467
178,073	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	182,499
26,873	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	27,501
23,889	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	24,437
31,918	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	33,468
55,560	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	57,720
21,311	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	22,393
51,661	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	54,296
34,614	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	36,380
44,162	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	46,415
16,710	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	17,466
53,164	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	55,520
146,571	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	152,934
211,048	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	222,314
164,232	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	171,155
179,935	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	189,540
364,175	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	379,737
89,589	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	93,206
152,306	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	158,280
186,858	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	197,551
271,012	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	285,642
342,808	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	360,115
109,517	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	113,657
327,719	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	345,210
65,409	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	67,828
19,412	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	20,281
68,379	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	70,682
129,961	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	134,455
306,245	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	316,851
290,322	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	300,220
354,077	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	365,798
119,394	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	123,374
155,014	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	160,384
104,671	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	108,171
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
216,471	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	$223,617
386,535	Federal Home Loan Mortgage Corp., 3.5%, 8/1/49	396,910
171,448	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	185,504
158,889	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	169,856
31,618	Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	33,650
73,543	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	77,769
108,904	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	115,169
32,893	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	34,779
21,728	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	22,959
54,631	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	57,706
25,244	Federal Home Loan Mortgage Corp., 4.0%, 10/1/45	26,644
103,167	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	108,861
50,307	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	53,046
202,768	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	214,112
18,269	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	19,244
93,558	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	98,422
144,833	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	152,406
120,979	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	127,170
39,221	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	41,201
63,781	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	67,244
102,804	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	108,563
186,961	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	196,356
226,550	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	239,234
497,934	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	522,662
357,291	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	375,000
33,671	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	35,313
94,404	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	98,997
210,039	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	220,071
667,659	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	699,741
235,261	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	244,983
803,422	Federal Home Loan Mortgage Corp., 4.0%, 7/1/49	834,150
396,753	Federal Home Loan Mortgage Corp., 4.0%, 8/1/49	412,140
270,029	Federal Home Loan Mortgage Corp., 4.0%, 9/1/49	280,719
176,300	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	186,884
624,939	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	660,610
636,434	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	672,566
1,147	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	1,184
3,852	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	4,253
4,234	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	4,675
8,607	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	9,495
18,349	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	20,278
10,266	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	11,590
13,571	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	15,330
1,091	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,207
4,582	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	5,133
4,667	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	5,373
8,622	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	9,926
2,997	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,338
1,166	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	1,333
2,532	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	2,823
1,170	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	1,327
4,178	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	4,657
1,660	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	1,867
1,956	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,180
9,503	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	10,930
3,766	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	4,309
271	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	273
1,417	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	1,459
473	Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	475
1,262	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	1,452
783	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	788
2,075	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	2,380
28,828	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	29,784
1,334	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,518
222,414	Government National Mortgage Association I, 3.5%, 11/15/41	234,073
84,834	Government National Mortgage Association I, 3.5%, 8/15/42	89,268
41,628	Government National Mortgage Association I, 3.5%, 10/15/42	43,806
146,177	Government National Mortgage Association I, 3.5%, 1/15/45	153,794
80,462	Government National Mortgage Association I, 3.5%, 8/15/46	83,980
70,990	Government National Mortgage Association I, 4.0%, 1/15/25	75,495
65,777	Government National Mortgage Association I, 4.0%, 8/15/43	71,882
217,699	Government National Mortgage Association I, 4.0%, 3/15/44	228,135
36,203	Government National Mortgage Association I, 4.0%, 9/15/44	38,969
92,445	Government National Mortgage Association I, 4.0%, 4/15/45	99,491
119,323	Government National Mortgage Association I, 4.0%, 6/15/45	126,727
15,503	Government National Mortgage Association I, 4.0%, 7/15/45	16,688
14,979	Government National Mortgage Association I, 4.0%, 8/15/45	16,124
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
65,951	Government National Mortgage Association I, 4.5%, 5/15/39	$72,163
6,364	Government National Mortgage Association I, 4.5%, 8/15/41	6,926
5,375	Government National Mortgage Association I, 5.0%, 9/15/33	5,751
9,547	Government National Mortgage Association I, 5.5%, 3/15/33	10,457
10,963	Government National Mortgage Association I, 5.5%, 7/15/33	12,447
27,158	Government National Mortgage Association I, 5.5%, 8/15/33	30,813
10,797	Government National Mortgage Association I, 5.5%, 10/15/34	11,918
9,256	Government National Mortgage Association I, 6.0%, 4/15/28	10,462
9,271	Government National Mortgage Association I, 6.0%, 2/15/29	10,346
10,160	Government National Mortgage Association I, 6.0%, 9/15/32	11,596
1,457	Government National Mortgage Association I, 6.0%, 10/15/32	1,610
6,031	Government National Mortgage Association I, 6.0%, 10/15/32	6,667
10,682	Government National Mortgage Association I, 6.0%, 11/15/32	11,951
20,584	Government National Mortgage Association I, 6.0%, 11/15/32	22,917
5,695	Government National Mortgage Association I, 6.0%, 1/15/33	6,527
12,467	Government National Mortgage Association I, 6.0%, 12/15/33	13,926
8,396	Government National Mortgage Association I, 6.0%, 8/15/34	9,281
10,195	Government National Mortgage Association I, 6.0%, 8/15/34	11,682
1,352	Government National Mortgage Association I, 6.5%, 3/15/26	1,496
3,724	Government National Mortgage Association I, 6.5%, 6/15/28	4,188
4,071	Government National Mortgage Association I, 6.5%, 6/15/28	4,505
486	Government National Mortgage Association I, 6.5%, 2/15/29	538
3,785	Government National Mortgage Association I, 6.5%, 5/15/29	4,290
10,559	Government National Mortgage Association I, 6.5%, 5/15/29	11,993
2,228	Government National Mortgage Association I, 6.5%, 5/15/31	2,466
18,202	Government National Mortgage Association I, 6.5%, 7/15/31	20,145
3,261	Government National Mortgage Association I, 6.5%, 9/15/31	3,609
5,974	Government National Mortgage Association I, 6.5%, 10/15/31	6,611
1,953	Government National Mortgage Association I, 6.5%, 12/15/31	2,162
2,373	Government National Mortgage Association I, 6.5%, 12/15/31	2,626
409	Government National Mortgage Association I, 6.5%, 4/15/32	453
1,158	Government National Mortgage Association I, 6.5%, 4/15/32	1,282
949	Government National Mortgage Association I, 6.5%, 6/15/32	1,050
2,226	Government National Mortgage Association I, 6.5%, 6/15/32	2,518
3,297	Government National Mortgage Association I, 6.5%, 6/15/32	3,648
4,803	Government National Mortgage Association I, 6.5%, 7/15/32	5,315
17,073	Government National Mortgage Association I, 6.5%, 12/15/32	19,941
15,555	Government National Mortgage Association I, 7.0%, 7/15/26	16,062
1,358	Government National Mortgage Association I, 7.0%, 9/15/27	1,383
14,485	Government National Mortgage Association I, 7.0%, 2/15/28	14,966
4,402	Government National Mortgage Association I, 7.0%, 11/15/28	4,757
4,104	Government National Mortgage Association I, 7.0%, 1/15/29	4,608
4,104	Government National Mortgage Association I, 7.0%, 6/15/29	4,406
655	Government National Mortgage Association I, 7.0%, 7/15/29	674
2,391	Government National Mortgage Association I, 7.0%, 7/15/29	2,657
637	Government National Mortgage Association I, 7.0%, 12/15/30	647
1,697	Government National Mortgage Association I, 7.0%, 2/15/31	1,726
2,303	Government National Mortgage Association I, 7.0%, 8/15/31	2,719
6,899	Government National Mortgage Association I, 7.0%, 5/15/32	7,060
285	Government National Mortgage Association I, 7.5%, 10/15/22	296
121	Government National Mortgage Association I, 7.5%, 6/15/23	121
61	Government National Mortgage Association I, 7.5%, 8/15/23	61
1,894	Government National Mortgage Association I, 7.5%, 10/15/29	1,948
9,462	Government National Mortgage Association II, 3.5%, 3/20/45	9,937
11,855	Government National Mortgage Association II, 3.5%, 4/20/45	12,451
20,424	Government National Mortgage Association II, 3.5%, 4/20/45	21,453
27,588	Government National Mortgage Association II, 3.5%, 4/20/45	28,974
123,091	Government National Mortgage Association II, 3.5%, 1/20/46	128,748
36,903	Government National Mortgage Association II, 3.5%, 3/20/46	39,132
237,632	Government National Mortgage Association II, 3.5%, 11/20/46	248,045
22,070	Government National Mortgage Association II, 4.0%, 8/20/39	23,503
26,226	Government National Mortgage Association II, 4.0%, 7/20/42	27,966
373,553	Government National Mortgage Association II, 4.0%, 7/20/44	397,823
35,876	Government National Mortgage Association II, 4.0%, 9/20/44	38,199
46,119	Government National Mortgage Association II, 4.0%, 3/20/46	49,008
144,727	Government National Mortgage Association II, 4.0%, 10/20/46	152,866
66,782	Government National Mortgage Association II, 4.0%, 2/20/48	70,828
70,467	Government National Mortgage Association II, 4.0%, 4/20/48	74,772
1,295,000	Government National Mortgage Association II, 4.0%, 11/1/48 (TBA)	1,346,168
9,230	Government National Mortgage Association II, 4.5%, 9/20/41	10,099
60,293	Government National Mortgage Association II, 4.5%, 5/20/43	65,953
170,449	Government National Mortgage Association II, 4.5%, 1/20/44	182,875
160,126	Government National Mortgage Association II, 4.5%, 9/20/44	168,389
45,424	Government National Mortgage Association II, 4.5%, 10/20/44	48,623
93,761	Government National Mortgage Association II, 4.5%, 11/20/44	100,344
503,753	Government National Mortgage Association II, 4.5%, 2/20/48	529,640
739,064	Government National Mortgage Association II, 4.5%, 7/20/49	778,178
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,131,315	Government National Mortgage Association II, 4.5%, 8/20/49	$1,195,053
220	Government National Mortgage Association II, 5.0%, 11/20/19	220
214	Government National Mortgage Association II, 5.0%, 1/20/20	218
10,237	Government National Mortgage Association II, 6.0%, 11/20/33	11,850
1,990	Government National Mortgage Association II, 6.5%, 8/20/28	2,243
3,057	Government National Mortgage Association II, 6.5%, 12/20/28	3,486
1,891	Government National Mortgage Association II, 6.5%, 9/20/31	2,196
2,130	Government National Mortgage Association II, 7.0%, 5/20/26	2,326
6,307	Government National Mortgage Association II, 7.0%, 2/20/29	7,197
932	Government National Mortgage Association II, 7.0%, 1/20/31	1,088
508	Government National Mortgage Association II, 7.5%, 8/20/27	582
169	Government National Mortgage Association II, 8.0%, 8/20/25	183
2,500,000(j)	U.S. Treasury Bills, 10/22/19	2,497,384
822,000	U.S. Treasury Bonds, 3.0%, 2/15/49	980,074
2,439,310	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	2,630,830
3,107,722	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	3,439,443
2,221,361	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	2,475,012
1,737,415	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	1,949,713
580,000	U.S. Treasury Notes, 2.25%, 4/30/24	597,468
370,000	U.S. Treasury Notes, 2.625%, 2/15/29	400,453
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $57,495,248)	$59,010,734
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.3%
	(Cost $182,157,135)	$187,896,840
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.5%
	CLOSED-END FUND - 1.5% of Net Assets
321,413(k)	Pioneer ILS Interval Fund	$ -	$ –	$93,210	$2,873,429
	TOTAL CLOSED-END FUND
	(Cost $3,263,545)				$2,873,429
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.5%
	(Cost $3,263,545)				$2,873,429
	OTHER ASSETS AND LIABILITIES - 0.2%				$470,880
	NET ASSETS - 100.0%				$191,241,149

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2019, the value of these securities amounted to $68,365,402 or 35.7% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at September 30, 2019.
(c)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2019.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2019.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Issued as preference shares.
(h)	Non-income producing security.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
81	U.S. 2 Year Note (CBT)	12/31/19	$17,501,695	$17,455,500	$(46,195)
222	U.S. 5 Year Note (CBT)	12/31/19	26,483,992	26,450,953	(33,039)
20	U.S. Ultra Bond (CBT)	12/19/19	3,961,375	3,838,125	(123,250)
			$47,947,062	$47,744,578	$(202,484)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
61	U.S. 10 Year Note (CBT)	12/19/19	$8,044,374	$7,949,062	$95,312
103	U.S. 10 Year Ultra	12/19/19	14,710,774	14,667,844	42,930
14	U.S. Long Bond (CBT)	12/19/19	2,322,250	2,272,375	49,875
			$25,077,398	$24,889,281	$188,117
TOTAL FUTURES CONTRACTS			$22,869,664	$22,855,297	$(14,367)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
1,190,400	Markit CDX North America High Yield Index Series 24	Receive	1.00%	6/20/20	$ 19,228	$ (11,425)	$ 7,803

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$502,422	$–	$–	$502,422
Asset Backed Securities	–	20,066,634	–	20,066,634
Collateralized Mortgage Obligations	–	44,275,111	606,855	44,881,966
Corporate Bonds	–	57,483,703	–	57,483,703
Foreign Government Bond	–	507,661	–	507,661
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	37,870	37,870
Municipal Bonds	–	385,078	–	385,078
Senior Secured Floating Rate Loan Interests	–	5,020,772	–	5,020,772
U.S. Government and Agency Obligations	–	59,010,734	–	59,010,734
Affiliated Closed-End Fund	–	2,873,429	–	2,873,429
Total Investments in Securities	$502,422	$189,623,122	$644,725	$190,770,269
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(14,367)	$–	$–	$(14,367)
Swap contracts, at value	–	7,803	–	7,803
Total Other Financial Instruments	$(14,367)	$7,803	$–	$(6,564)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Insurance-Linked Securities	Total
Balance as of 12/31/18	$--	$42,775	$42,775
Realized gain (loss)	--	(191)	(191)
Change in unrealized appreciation	--	6,851	6,851
Accrued discounts/premiums	--	--	--
Purchases	606,855	25,723	632,578
Sales	--	(37,288)	(37,288)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	–	–	–
Balance as of 9/30/19	$606,855	$37,870	$644,725

* Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2019:    $2,349.